Prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other current assets
4	Prepayments and other current assets
Prepayments and other current assets consist of the following:

			As of December 31,
			2020	2021
			RMB	RMB	US$
Receivables on behalf of third party advertising companies	(i	)	—	12,599	1,977
Prepaid service fee			12,028	11,410	1,790
VAT and other surcharges			10,467	5,618	882
Investment in a convertible loan			—	4,221	662
Loans granted to equity investees	(ii	)	500	3,000	471
Office rental deposit			636	919	144
Prepaid media cost			—	551	87
Receivables from sales of shares on behalf of employees			11,060	180	28
Refund from prepaid media cost			6,838	—	—
Others			7,484	8,172	1,282

Total prepayments and other current assets			49,013	46,670	7,323

(i)
Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the receivables the Company acts as agent and collects on behalf of third party advertising companies for targeted marketing related services.

(ii)
For the years ended December 31, 2019, 2020 and 2021, the Company recognized impairment charges on loans granted to equity investees of nil,
RMB4,500 and RMB528 (US$83)
.

The Company evaluates the impairment of the equity investments without readily determinable fair value along with loans the Company granted to those investees.